Summary of Derivative Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Interest Rate Cap | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.12%
Interest Rate Cap | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.51%
Derivative term	through December 31, 2016
Interest Rate Collar Contract
Derivative [Line Items]
Derivative term	through June 2023
Interest Rate Collar Contract | Minimum
Derivative [Line Items]
Cap interest rate on derivative contracts	1.30%
Floor interest rate on derivative contracts	0.80%
Interest Rate Collar Contract | Maximum
Derivative [Line Items]
Cap interest rate on derivative contracts	2.18%
Floor interest rate on derivative contracts	1.68%
Interest rate swaps and caps
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.65%
Derivative term	through August 16, 2016
Interest rate swaps and caps | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.41%
Interest rate swaps and caps | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.98%
Derivative term	through July 2023